Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Global Value Equity Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2019

At a meeting held on October 29, 2019, the fund’s Board of Directors approved certain changes to the fund, as set out below, effective March 1, 2020. The summary prospectus and prospectus will be updated to reflect the changes on or about March 1, 2020.

The fund’s name will change to T. Rowe Price Global Value Equity Fund and all of its outstanding shares will be designated as I Class shares. The name of the corporation of which the fund is a series will change from T. Rowe Price Institutional International Funds, Inc. to T. Rowe Price Global Funds, Inc.

The fund's annual investment management fee will be the lesser of the current management fee of 0.65% of the fund's average daily net assets and a "combined fee." The combined fee will consist of two components – an individual fund fee, equal to 0.35% of the fund's average daily net assets, and a group fee. The group fee will be calculated based on the combined net assets of certain mutual funds sponsored by T. Rowe Price Associates ("T. Rowe Price") applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund's group fee will be determined by applying the group fee rate to the fund's average daily net assets. As of October 31, 2019, the effective annual group fee rate was 0.29%. Assuming such group fee rate is in effect on March 1, 2020, the fund's annual investment management fee rate would be 0.64% on such date.
T. Rowe Price Institutional Global Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Global Value Equity Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2019

At a meeting held on October 29, 2019, the fund’s Board of Directors approved certain changes to the fund, as set out below, effective March 1, 2020. The summary prospectus and prospectus will be updated to reflect the changes on or about March 1, 2020.

The fund’s name will change to T. Rowe Price Global Value Equity Fund and all of its outstanding shares will be designated as I Class shares. The name of the corporation of which the fund is a series will change from T. Rowe Price Institutional International Funds, Inc. to T. Rowe Price Global Funds, Inc.

The fund's annual investment management fee will be the lesser of the current management fee of 0.65% of the fund's average daily net assets and a "combined fee." The combined fee will consist of two components – an individual fund fee, equal to 0.35% of the fund's average daily net assets, and a group fee. The group fee will be calculated based on the combined net assets of certain mutual funds sponsored by T. Rowe Price Associates ("T. Rowe Price") applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund's group fee will be determined by applying the group fee rate to the fund's average daily net assets. As of October 31, 2019, the effective annual group fee rate was 0.29%. Assuming such group fee rate is in effect on March 1, 2020, the fund's annual investment management fee rate would be 0.64% on such date.